Shareholder Report, Line Graph (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Apr. 20, 2023	Mar. 31, 2023	Feb. 09, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000091284
Account Value [Line Items]
Account Value	$ 13,155	$ 12,329		$ 11,221		$ 11,367	$ 11,127	$ 9,536	$ 10,879	$ 10,676	$ 10,356	$ 9,725	$ 9,750
C000091285
Account Value [Line Items]
Account Value	12,693	11,895		10,827		11,050	10,911	9,421	10,829	10,717	10,464	9,900	10,000
C000023002
Account Value [Line Items]
Account Value	10,795	10,248		10,127		10,607	11,091	10,973	10,407	10,021	10,013	9,969	9,753
C000023004
Account Value [Line Items]
Account Value	10,424	9,896		9,779		10,324	10,879	10,832	10,349	10,052	10,108	10,146	10,000
C000023007
Account Value [Line Items]
Account Value	14,337	13,458		12,359		13,020	13,101	10,940	11,609	11,053	10,782	9,616	9,749
C000023009
Account Value [Line Items]
Account Value	13,838	12,990		11,929		12,673	12,848	10,808	11,556	11,086	10,895	9,776	10,000
C000023012
Account Value [Line Items]
Account Value	11,554	10,960		10,623		11,279	11,835	11,152	10,693	10,254	10,077	9,862	9,752
C000023014
Account Value [Line Items]
Account Value	11,155	10,581		10,256		10,974	11,604	11,016	10,652	10,291	10,190	10,037	10,000
C000240916
Account Value [Line Items]
Account Value	11,454	10,788		9,727	$ 9,747
C000242678
Account Value [Line Items]
Account Value	11,574	10,969	$ 10,000
C000121358
Account Value [Line Items]
Account Value	11,527	10,907		10,499		10,587	10,893	10,230	10,244	9,960	9,925	9,812	9,746
C000121359
Account Value [Line Items]
Account Value	11,137	10,538		10,144		10,295	10,673	10,098	10,178	9,981	10,021	9,980	10,000
C000119020
Account Value [Line Items]
Account Value	13,162	12,328		11,490		11,838	12,139	10,556	11,288	10,855	10,436	9,771	9,746
C000119021
Account Value [Line Items]
Account Value	$ 12,715	$ 11,910		$ 11,100		$ 11,536	$ 11,915	$ 10,433	$ 11,248	$ 10,887	$ 10,545	$ 9,943	$ 10,000